PIMCO Funds

Supplement Dated March 5, 2009 to the

PIMCO Global Advantage Strategy Bond Fund Institutional and Administrative Class Prospectus

Dated December 22, 2008, as supplemented February 5, 2009

Effective February 24, 2009, the advisory fee for the Fund, stated as a percentage of the average daily net assets of the Fund, was reduced from 0.60% to 0.40%. Additionally, effective February 24, 2009, the supervisory and administrative fee for Institutional and Administrative Class shares of the Fund, stated as a percentage of the average daily net assets of the Fund, was reduced from 0.35% to 0.30%. All references to the amount of the advisory fee and the supervisory and administrative fee are hereby revised accordingly.

Effective immediately, the Shareholder Fees Table and the Annual Fund Operating Expenses Table in the “Fund Summary—Fees and Expenses of the Fund” section are replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees(2)	Distribution and/or Service (12b-1) Fees	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)	Net Annual Fund Operating Expenses
Institutional	0.70%	None	0.10%	0.80%	(0.10)%	0.70%
Administrative	0.70	0.25%	0.10	1.05	(0.10)	0.95

(1)	Shares that are held 30 days or less are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)	“Management Fees” reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO. See “Management of the Fund—Management Fees” for additional information.

(3)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.

(4)

PIMCO has contractually agreed, until July 31, 2010, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% (the “Expense Limit”) of the Fund’s average net assets attributable to Institutional and Administrative Class shares. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated March 5, 2009 to the

PIMCO Global Advantage Strategy Bond Fund Class A and Class C Prospectus

Dated December 22, 2008, as supplemented February 5, 2009

Effective February 24, 2009, the advisory fee for the Fund, stated as a percentage of the average daily net assets of the Fund, was reduced from 0.60% to 0.40%. Additionally, effective February 24, 2009, the supervisory and administrative fee for Class A and Class C shares of the Fund, stated as a percentage of the average daily net assets of the Fund, was reduced from 0.50% to 0.45%. All references to the amount of the advisory fee and the supervisory and administrative fee are hereby revised accordingly.

Effective immediately, the Annual Fund Operating Expenses Table in the “Fund Summary—Fees and Expenses of the Fund” section is replaced in its entirety with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees(1)	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)	Net Annual Fund Operating Expenses
Class A	0.85%	0.25%	0.10%	1.20%	(0.10)%	1.10%
Class C	0.85	1.00	0.10	1.95	(0.10)	1.85

(1)	“Management Fees” reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO. See “Management of the Fund—Management Fees” for additional information.

(2)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”).

(3)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.

(4)

PIMCO has contractually agreed, until July 31, 2010, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% (the “Expense Limit”) of the Fund’s average net assets attributable to Class A and Class C shares. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated March 5, 2009 to the

PIMCO Global Advantage Strategy Bond Fund Class D Prospectus

Dated December 22, 2008, as supplemented February 5, 2009

Effective February 24, 2009, the advisory fee for the Fund, stated as a percentage of the average daily net assets of the Fund, was reduced from 0.60% to 0.40%. Additionally, effective February 24, 2009, the supervisory and administrative fee for the Class D shares of the Fund, stated as a percentage of the average daily net assets of the Fund, was reduced from 0.75% to 0.70%. All references to the amount of the advisory fee and the supervisory and administrative fee are hereby revised accordingly.

Effective immediately, the Annual Fund Operating Expenses Table in the “Fund Summary—Fees and Expenses of the Fund” section is replaced in its entirety with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees(1)	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)	Net Annual Fund Operating Expenses
Class D	0.85%	0.25%	0.10%	1.20%	(0.10)%	1.10%

(1)

“Management Fees” reflect (i) an advisory fee; and (ii) a supervisory and administrative fee of 0.45% that is not reflected under Distribution and/or Service (12b-1) Fees. See “Management of the Fund—Management Fees” for additional information.

(2)

The Fund’s supervision and administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Up to 0.25% per year of the total fees paid under the supervision and administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.70% per year under the supervision and administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Fund—Management Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the FINRA.

(3)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.

(4)

PIMCO has contractually agreed, until July 31, 2010, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% (the “Expense Limit”) of the Fund’s average net assets attributable to Class D shares. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated March 5, 2009 to the

PIMCO Global Advantage Strategy Bond Fund Class P Prospectus

Dated December 22, 2008, as supplemented February 5, 2009

Effective February 24, 2009, the advisory fee for the Fund, stated as a percentage of the average daily net assets of the Fund, was reduced from 0.60% to 0.40%. Additionally, effective February 24, 2009, the supervisory and administrative fee for Class P shares of the Fund, stated as a percentage of the average daily net assets of the Fund, was reduced from 0.45% to 0.40%. All references to the amount of the advisory fee and the supervisory and administrative fee are hereby revised accordingly.

Effective immediately, the Shareholder Fees Table and the Annual Fund Operating Expense Table in the “Fund Summary—Fees and Expenses of the Fund” section are replaced in their entirety with the following:

Shareholder fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)	Net Annual Fund Operating Expenses
Class P	0.80%	0.10%	0.90%	(0.10)%	0.80%

(1)	Shares that are held 30 days or less are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)	“Management Fees” reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO. See “Management of the Fund—Management Fees” for additional information.

(3)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.

(4)

PIMCO has contractually agreed, until July 31, 2010, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% (the “Expense Limit”) of the Fund’s average net assets attributable to Class P shares. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated March 5, 2009 to the

PIMCO Global Advantage Strategy Bond Fund Class R Prospectus

Dated December 22, 2008, as supplemented February 5, 2009

Effective February 24, 2009, the advisory fee for the Fund, stated as a percentage of the average daily net assets of the Fund, was reduced from 0.60% to 0.40%. Additionally, effective February 24, 2009, the supervisory and administrative fee for the Fund, stated as a percentage of the average daily net assets of the Fund, was reduced from 0.50% to 0.45%. All references to the amount of the advisory fee and the supervisory and administrative fee are hereby revised accordingly.

Effective immediately, the Annual Fund Operating Expenses Table in the “Fund Summary—Fees and Expenses of the Fund” section is replaced in its entirety with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees(1)	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)	Net Annual Fund Operating Expenses
Class R	0.85%	0.50%	0.10%	1.45%	(0.10)%	1.35%

(1)	“Management Fees” reflect an advisory fee and a supervisory and administrative fee payable by the Fund to PIMCO. See “Management of the Fund—Management Fees” for additional information.

(2)

Due to the 12b-1 distribution fee imposed on the Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc.

(3)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.

(4)

PIMCO has contractually agreed, until July 31, 2010, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% (the “Expense Limit”) of the Fund’s average net assets attributable to Class R shares. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit.

Investors Should Retain This Supplement For Future Reference